Property and Equipment - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Canadian Personal And Business Banking [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	$ 246	$ 215
Canadian Commercial Banking and Wealth Management [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	21
Disposals		5
U.S. Commercial Banking and Wealth Management [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	64	23
Capital Markets and Direct Financial Services [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	30	9
Corporate and Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	$ 107
Disposals		$ 199